[LETTERHEAD OF CLIFFORD CHANCE US LLP]

March 28, 2014

VIA EDGAR

Vince DiStefano

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	Aetos Capital Multi-Strategy Arbitrage Fund, LLC

(the “Fund”) (File No. 811-21061)

Dear Mr. DiStefano:

On behalf of the Fund, we transmit for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "Investment Company Act"), a copy of the Fund’s Registration Statement on Form N-2 (the “Registration Statement”). For the purposes of the Investment Company Act, this filing is Post-Effective Amendment No. 5 to the Registration Statement.

If you have any questions concerning the foregoing, please call me at (212) 878-3066.

Best Regards,

/s/ Matthew A. Babinsky

Matthew A. Babinsky

cc: Leonard B. Mackey, Jr.
Clifford R. Cone